UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Marsico Growth FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Marsico Growth FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007
============================================================================================================
                                       Shares
Industry                                 Held  Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 9.4%             23,875  Boeing Co.                                        $ 2,083,571
                                       46,401  General Dynamics Corp.                              3,547,820
                                       38,368  Lockheed Martin Corp.                               3,732,439
                                       37,683  United Technologies Corp.                           2,473,135
                                                                                                 -----------
                                                                                                  11,836,965
------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 3.0%         32,931  FedEx Corp.                                         3,760,062
------------------------------------------------------------------------------------------------------------
Automobiles - 3.2%                     29,978  Toyota Motor Corp. (b)                              4,002,063
------------------------------------------------------------------------------------------------------------
Beverages - 1.2%                       62,912  Heineken NV (b)                                     1,547,805
------------------------------------------------------------------------------------------------------------
Biotechnology - 6.6%                   33,954  Amylin Pharmaceuticals, Inc. (a)                    1,321,150
                                       65,016  Genentech, Inc. (a)                                 5,485,400
                                       25,035  Genzyme Corp. (a)                                   1,547,163
                                                                                                   ---------
                                                                                                   8,353,713
------------------------------------------------------------------------------------------------------------
Capital Markets - 9.6%                 28,913  Goldman Sachs Group, Inc.                           5,828,861
                                       40,948  Lehman Brothers Holdings, Inc.                      3,001,488
                                       56,707  UBS AG Registered Shares                            3,347,981
                                                                                                   ---------
                                                                                                  12,178,330
------------------------------------------------------------------------------------------------------------
Chemicals - 4.2%                       60,483  Monsanto Co.                                        3,186,849
                                       34,005  Praxair, Inc.                                       2,097,768
                                                                                                   ---------
                                                                                                   5,284,617
------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.4%               107,000  China Merchants Bank Co. Ltd. (a)                     217,488
                                    4,551,000  Industrial & Commercial Bank of China (a)           2,510,535
                                       81,171  Wells Fargo & Co.                                   2,816,634
                                                                                                   ---------
                                                                                                   5,544,657
------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%       125,616  Cisco Systems, Inc. (a)                             3,258,479
------------------------------------------------------------------------------------------------------------
Diversified Financial
Services - 2.0%                        51,333  Citigroup, Inc.                                     2,587,183
------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%     34,669  Schlumberger Ltd.                                   2,177,213
------------------------------------------------------------------------------------------------------------
Health Care Providers &
Services - 6.7%                       162,983  UnitedHealth Group, Inc.                            8,507,713
------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &
Leisure - 8.9%                         34,938  Las Vegas Sands Corp. (a)                           3,014,451
                                       57,881  MGM Mirage (a)                                      4,110,709
                                       63,859  Starbucks Corp. (a)                                 1,973,243
                                       11,818  Station Casinos, Inc.                               1,019,657
                                        4,537  Wynn Resorts Ltd.                                     444,717
                                       11,065  Yum! Brands, Inc.                                     641,106
                                                                                                 -----------
                                                                                                  11,203,883
------------------------------------------------------------------------------------------------------------
Household Durables - 2.4%              30,780  KB Home, Inc.                                       1,526,688
                                       29,461  Lennar Corp. Class A                                1,450,660
                                                                                                 -----------
                                                                                                   2,977,348
------------------------------------------------------------------------------------------------------------
Household Products - 3.3%              64,669  The Procter & Gamble Co.                            4,105,835
------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                     10,968  Mastercard, Inc. Class A                            1,175,550
------------------------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders - 0.5%                   9,431  NRG Energy, Inc. (a)                                  624,710
------------------------------------------------------------------------------------------------------------
Media - 3.3%                          161,148  Comcast Corp. Class A (a)                           4,144,727
------------------------------------------------------------------------------------------------------------
Multiline Retail - 5.1%                67,561  Federated Department Stores                         3,017,274
                                       11,026  Nordstrom, Inc.                                       585,370
                                       46,113  Target Corp.                                        2,837,333
                                                                                                 -----------
                                                                                                   6,439,977
------------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007
============================================================================================================
                                       Shares
Industry                                 Held  Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------
Real Estate Management &
Development - 1.7%                     34,802  CB Richard Ellis Group, Inc. (a)                 $  1,159,603
                                       17,544  The St. Joe Co.                                       976,148
                                                                                                ------------
                                                                                                   2,135,751
------------------------------------------------------------------------------------------------------------
Road & Rail - 4.9%                     48,657  Burlington Northern Santa Fe Corp.                  3,853,148
                                       23,692  Union Pacific Corp.                                 2,336,742
                                                                                                ------------
                                                                                                   6,189,890
------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment - 1.7%                      111,169  Intel Corp.                                         2,206,705
------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.4%                92,727  Lowe's Cos., Inc.                                   3,019,191
------------------------------------------------------------------------------------------------------------
Wireless Telecommunication
Services - 3.7%                        54,268  America Movil, SA de CV (b)                         2,376,938
                                      247,500  China Mobile Ltd.                                   2,297,635
                                                                                                ------------
                                                                                                   4,674,573
------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks
                                                (Cost - $106,063,789) - 93.4%                    117,936,940
------------------------------------------------------------------------------------------------------------

                                         Face
                                       Amount  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.1%              $ 7,740,614  Brown Brothers Harriman & Co., 4.64% due 3/01/2007           7,740,614
---------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities
                                               (Cost - $7,740,614) - 6.1%                                   7,740,614
---------------------------------------------------------------------------------------------------------------------
                                               Total Investments  (Cost - $113,804,403*)  - 99.5%         125,677,554
                                               Other Assets Less Liabilities - 0.5%                           563,103
                                                                                                        -------------
                                               Net Assets - 100.0%                                      $ 126,240,657
                                                                                                        =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                  $ 113,966,180
                                                      =============
      Gross unrealized appreciation                   $  13,043,831
      Gross unrealized depreciation                      (1,332,457)
                                                      -------------
      Net unrealized appreciation                     $  11,711,374
                                                      =============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marsico Growth FDP Fund of FDP Series, Inc.

By: /s/ Robert C. Doll, Jr.
    -------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: April 23, 2007

By: /s/ Donald C. Burke
    -------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: April 23, 2007